    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2003

                                               File Nos. 333-57017 and 811-08821

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                        PRE-EFFECTIVE AMENDMENT NO. __( )

                       POST-EFFECTIVE AMENDMENT NO. 12 (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)

                              AMENDMENT NO. 13 (X)

                              RYDEX VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices, Zip Code)

                                 (301) 468-8520
              (Registrant's Telephone Number, including Area Code)

                              Albert P. Viragh, Jr.
                                   Rydex Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):
/ /  Immediately upon filing pursuant to paragraph (b)
/ /  On April 30, 2002 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  On (date) pursuant to paragraph (a)(1)
/X/  75 days after filing pursuant to paragraph (a)(2)
/ /  On (date) pursuant to paragraph (a)(2) of Rule 485.
     If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            THE RYDEX VARIABLE TRUST

                                   PROSPECTUS

                                        [DATE, 2003]


CLS ADVISORONE FUNDS

AMERIGO FUND
CLERMONT FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                        [RYDEX FUNDS THE INDEX ALTERNATIVE LOGO]

RYDEX VARIABLE TRUST


9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

CLS ADVISORONE FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This prospectus describes the Funds listed below:

CLS ADVISORONE FUNDS

The CLS AdvisorOne Funds currently include two funds: the Amerigo Fund and the Clermont Fund.

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the separate account prospectus prepared by their insurance company. Information about any separate account fees is included in the separate account prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

- ARE NOT FEDERALLY INSURED

- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

- ARE NOT BANK DEPOSITS

- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

TABLE OF CONTENTS

     CLS ADVISORONE FUNDS
4    COMMON RISK/RETURN INFORMATION

5    AMERIGO FUND

8    CLERMONT FUND

11   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

14   PURCHASING AND REDEEMING SHARES

15   DIVIDENDS, DISTRIBUTIONS AND TAXES

16   MANAGEMENT OF THE FUNDS

BC   ADDITIONAL INFORMATION

CLS ADVISORONE FUNDS

AMERIGO FUND
CLERMONT FUND

COMMON RISK / RETURN INFORMATION

Each CLS AdvisorOne Fund is a "fund of funds." In other words, the Funds pursue their investment goals by investing primarily in exchange traded funds ("ETFs") and other investment companies, either open-end investment companies ("mutual funds") or closed-end investment companies ("closed-end funds"). In this Prospectus, the ETFs, mutual funds and closed-end funds in which the Funds invest are referred to as "underlying funds."

ALLOCATION OF ASSETS - The Funds' investment sub-adviser, Clarke Lanzen Skalla Investment Firm, Inc. ("CLS" or the "Sub-Advisor"), allocates each Fund's assets among underlying funds representing various segments of the financial markets, including: aggressive growth, growth, growth and income, small capitalization, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. Government securities, corporate bonds, high yield bond funds, and money market funds.

The Sub-Advisor varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve each Fund's investment objective. Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential throughout the financial markets, underweighting assets if the performance is weak; and overweighting investments in segments where the Sub-Advisor believes performance will justify the risk.

SELECTION OF UNDERLYING FUNDS - The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options and bonds. The Sub-Advisor selects specific underlying funds for investment, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The Sub-Advisor also considers other factors in the selection of underlying funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund. A Fund may invest its assets in underlying funds from several different fund families, managed by a variety of investment advisors, and having a variety of different investment goals and strategies. A Fund may invest up to 100% of its total assets in one underlying fund.

RISKS ASSOCIATED WITH INVESTMENTS IN UNDERLYING FUNDS - Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in an underlying portfolio of funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including redemption charges. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions.

NON-DIVERSIFICATION RISK- Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified Fund.

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                                        5

AMERIGO FUND
FUND INFORMATION

FUND OBJECTIVE

The Amerigo Fund seeks long-term growth of capital without regard to current income. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

Although the Fund does not seek current income, it may invest up to 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Sub-Advisor believes these underlying funds offer a potential for capital appreciation.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in either CLS AdvisorOne Fund, the Amerigo Fund is subject to a number of other risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions and the performance of the underlying funds, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's investments in underlying funds that own equity securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALLER AND MEDIUM ISSUER RISK - The Fund's investments in underlying funds that own small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FIXED INCOME RISK - The Fund's investments in underlying funds that own fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of fixed income investments with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN SECURITIES RISK - The Fund's investments in underlying funds that own securities of foreign companies can be more volatile than investments in underlying funds that own securities of U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - To the extent the Fund invests in underlying funds that hold securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer's home country.

DERIVATIVES RISK - When the Fund invests in underlying funds that use financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. An underlying fund's use of derivatives such as futures, options and swap agreements to pursue its investment objective may expose it to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. These risks may cause an underlying fund to experience higher losses than funds that do not use derivatives.

PERFORMANCE

The Amerigo Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. Owners of variable insurance contracts that invest in the Fund should refer to the variable insurance contract prospectus for a description of fees and expenses, as the table and example do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract.

SHAREHOLDER FEES                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                     0.90%
  DISTRIBUTION (12b -1) FEES                                                          0.25%
  OTHER EXPENSES*                                                                    [X.XX]%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 [X.XX]%

* OTHER EXPENSES ARE ESTIMATED, AND INCLUDE INVESTOR SERVICE FEES OF 0.25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Amerigo Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR          3 YEARS
                         ----------      ----------
                            $ [ ]           $ [  ]

CLERMONT FUND
FUND INFORMATION

FUND OBJECTIVE

The Clermont Fund seeks growth of capital and a reasonable level of current income. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts.

The Fund may invest up to 80% of its total assets in underlying funds that invest in futures contracts and options on futures contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in either CLS AdvisorOne Fund, the Clermont Fund is subject to a number of other risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions and the performance of the underlying funds, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's investments in underlying funds that own equity securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALLER AND MEDIUM ISSUER RISK - The Fund's investments in underlying funds that own small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

FIXED INCOME RISK - The Fund's investments in underlying funds that own fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of fixed income investments with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN SECURITIES RISK - The Fund's investments in underlying funds that own securities of foreign companies can be more volatile than investments in underlying funds that own securities of U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - To the extent the Fund invests in underlying funds that hold securities denominated in foreign currencies, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer's home country.

DERIVATIVES RISK - When the Fund invests in underlying funds that use financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. An underlying fund's use of derivatives such as futures, options and swap agreements to pursue its investment objective may expose it to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. These risks may cause an underlying fund to experience higher losses than funds that do not use derivatives.

PERFORMANCE

The Clermont Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. Owners of variable insurance contracts that invest in the Fund should refer to the variable insurance contract prospectus for a description of fees and expenses, as the table and example do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract.

SHAREHOLDER FEES                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                      0.90%
  DISTRIBUTION (12b -1) FEES                                                           0.25%
  OTHER EXPENSES*                                                                    [X.XX]%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 [X.XX]%

* OTHER EXPENSES ARE ESTIMATED, AND INCLUDE INVESTOR SERVICE FEES OF 0.25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Clermont Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 YEAR          3 YEARS
                         ----------      ----------
                            $ [ ]           $ [  ]

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

ALLOCATION OF FUND ASSETS AMONG MARKET SEGMENTS

The Sub-Advisor allocates the Funds' assets among ETFs and the following types of open-end and closed-end mutual funds: aggressive growth, growth, growth and income, small capitalization, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. Government security funds, corporate bond funds, high yield bond funds and money market funds.

Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential of these segments of the financial markets, with the objective of providing the best opportunity for achieving the Fund's investment objective. The Fund's portfolio is expected to vary considerably among the various market segments as changes in economic and market trends occur. The Sub-Advisor substantially underweights market segments that it believes have above average market risk with below average market potential over the short-term, and overweights market segments that it believes have above average market potential with below average market risk. By allocating its investments in this manner, the Sub-Advisor believes each Fund will not be exposed to the same degree of market risk as a mutual fund that invests in only one market segment.

Although the Funds may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Sub-Advisor will determine that such investments are consistent with the investment objectives and policies of each Fund.

ALLOCATION OF FUND ASSETS AMONG ASSET SUBCLASSES

The asset allocation process is not limited to determining the degree to which a Fund's assets should be invested in a given market segment. The Sub-Advisor continually explores opportunities in various subclasses of assets, which may include:

-    geoeconomic considerations (for example, "foreign" vs. "domestic")

- maturities of fixed income securities (for example, "short-term" versus "long-term")

-    market capitalization (for example, "short-term" vs. "long-term")

-    sector rotation (for example, "high tech" vs. "industrial")

STOCK SEGMENT

A Fund may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types. The Sub-Advisor seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends. When the Sub-Advisor selects stock funds, it considers both growth and anticipated and dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

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                                       12

BOND SEGMENT

A Fund may invest in one or more bond funds owning domestic and foreign debt securities. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities. The Sub-Advisor will seek to maximize total return within the bond segment by adjusting the Fund's investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the money market segment, these securities may be denominated in U.S. dollars or foreign currency. A Fund may also invest in bond funds that hold lower, quality, high-yielding debt securities (commonly referred to as "junk bonds"). In general, bond prices rise when interest rates fall, and fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

MONEY MARKET SEGMENT

A Fund may invest directly in, or in one or more money market funds owning, money market securities. Money market securities are high quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, repurchase agreements and other financial institution obligations. The money market segment includes all types of domestic and foreign securities. These securities may be denominated in U.S. dollars or foreign currency.

SALES CHARGES ASSESSED BY UNDERLYING FUNDS

The Funds generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. The Funds may also purchase "load" mutual funds, in cases where the sales commission is waived for purchases or sales made by the Funds. In addition, when the Sub-Advisor believes it is appropriate, a Fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales. Neither the Funds nor the Sub-Advisor receive Rule 12b-1 distribution fees generated from the purchase of underlying funds.

DEFENSIVE INVESTMENTS

The Sub-Advisor, or the investment advisers of the underlying funds in which a Fund invests, may invest in a fully or partially defensive position when they believe it is appropriate to do so. When this happens, a Fund, or the underlying funds in which the Fund invests, may increase temporarily its investments in government securities and other short-term securities without regard to the Fund's, or the underlying funds', investment restrictions, policies or normal investment emphasis. During such a period, a Fund, or the underlying funds in which the Fund invests, would not be pursuing its investment objective. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with Securities and Exchange Commission ("SEC") rules. High transaction costs could result from this frequent trading; however, because a significant portion of a Fund's assets are invested in no-load mutual funds, the Fund will pay less commissions than many mutual funds of similar size and portfolio turnover. Trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund.

RISKS OF INVESTING IN THE FUNDS

As indicated below, underlying funds in which the Funds may invest are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - Underlying funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an underlying fund invests will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's investment in underlying funds that hold equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME RISK - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK - The Funds' investments in underlying funds holding securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of an underlying fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- An underlying fund may incur transaction costs in connection with conversions between various currencies.

As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK - Underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the use of futures and options contracts include:

     - An underlying fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by an underlying fund and the prices of futures and options on futures.

     - Due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, an underlying fund may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK - The Funds may invest in underlying funds that sell securities short as part of their investment strategies. Short sales are transactions in which a fund sells a security it does not own. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the fund. If the underlying security goes down in price between the time the fund sells the security and buys it back, the fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PURCHASING AND REDEEMING SHARES

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts and by certain pension, profit sharing and other retirement plans. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems Shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

NET ASSET VALUE

The price per share (the offering price) will be the net asset value, or "NAV," next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Standard Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's Statement of Additional Information ("SAI").

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions are paid at least annually to the insurance company by each of the Funds. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Global Advisors (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor to the Funds and is responsible for the Funds' overall administration. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor. The Advisor also ensures compliance with each Fund's investment policies and guidelines. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management and oversight activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate for the fiscal year ending December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

 FUND                                                 ADVISORY FEE
------------------------------------------------------------------
 AMERIGO                                                      0.90%

 CLERMONT                                                     0.90%

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

SUB-ADVISOR

Clarke Lanzen Skalla Investment Firm, Inc., 4020 South 147th Street, Omaha, Nebraska, 68137, serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund's portfolio. The Sub-Advisor has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989, and currently manages approximately $800 million in assets. The Funds are managed by a team of professional money managers led by the Chief Investment Officer of CLS. The management team offers a combined 35 years experience managing portfolios of mutual funds.

Additional information about the Funds is included in the SAI dated [   ]. The
SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-8821.

                       STATEMENT OF ADDITIONAL INFORMATION

                              RYDEX VARIABLE TRUST

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
                            800.820.0888 301.296.5100

                               www.rydexfunds.com

Rydex Variable Trust (the "Trust") is a mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds"):

     AMERIGO FUND

     CLERMONT FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds'
Prospectus, dated [    ], 2003. Copies of the Fund's Prospectus are available,
without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

                       The date of this SAI is [ ], 2003

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST                                            1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS                               1

INVESTMENT RESTRICTIONS                                                       23

PORTFOLIO TRANSACTIONS AND BROKERAGE                                          24

MANAGEMENT OF THE TRUST                                                       26

DETERMINATION OF NET ASSET VALUE                                              34

PERFORMANCE INFORMATION                                                       34

CALCULATION OF RETURN QUOTATIONS                                              35

PURCHASE AND REDEMPTION OF SHARES                                             36

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                           36

OTHER INFORMATION                                                             39

COUNSEL                                                                       39

AUDITORS AND CUSTODIAN                                                        40

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware business trust on June 11, 1998. The Trust is permitted to offer separate portfolios of shares that are available through certain deferred variable annuity and variable insurance contracts ("Contracts") offered through insurance companies, as well as to certain retirement plan investors. Additional Funds and/or classes may be created from time to time.

Currently, the Trust has thirty-seven separate Funds. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. This SAI relates to shares of the Amerigo Fund and the Clermont Fund (each a "Fund," and collectively the "Funds") only.

The Trust is a successor to The Rydex Advisor Variable Annuity Account (the "Separate Account"), and the subaccounts of the Separate Account (the "Rydex Subaccounts"). To obtain historical financial information about the Rydex Subaccounts, please call 800.820.0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Each Fund pursues its strategy by investing primarily in other investment companies ("underlying funds"), including exchange-traded funds ("ETFs"), open-end investment companies (commonly referred to as "mutual funds") and closed-end investment companies ("closed-end funds"). In addition, each Fund may invest, to a lesser extent, directly in individual securities.

Investment management is provided to the Funds by the Trust's investment advisor, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may be used by the Funds if, in the opinion of the Advisor or the Sub-Advisor (as defined below), these strategies will be advantageous to the Funds. Each Fund is free to reduce or eliminate its activities in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

The following pages contain more detailed information about the types of instruments in which a Fund or underlying fund may invest, strategies the Sub-Advisor may employ in pursuit of a Fund's investment objective and a summary of related risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies. The Funds may invest in the following instruments either directly, or through its investments in other investment companies (the "underlying funds"). The Sub-Advisor may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its investment objectives.

ADJUSTABLE RATE SECURITIES
Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

BELOW INVESTMENT-GRADE DEBT SECURITIES
Each Fund may invest its net assets in debt securities that are rated below "investment grade" by Standard and Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed by the Sub-Advisor to be of comparable quality. Securities rated less than Baa by Moody's or BBB by S&P are classified as below investment grade securities and are commonly referred to as "junk bonds" or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody's, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P's and Moody's descriptions of their bond ratings are contained in the Appendix to this SAI.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Sub-Advisor continuously monitors the issuers of high yield bonds in the portfolios of the Funds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Fund's investment objective may be more dependent on the Sub-Advisor's own credit analysis than might be the case for a fund which invests in higher quality bonds. A Fund may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolios. A Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions and (iii) the likely adverse impact of a major economic recession. A Fund may also incur additional expenses to the extent the Fund is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Sub-Advisor attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Sub-Advisor will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

BORROWING
The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique, that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Sub-Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Sub-Advisor deems appropriate in connection with any borrowings.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES
Each Fund may invest in certificates of deposit and bankers' acceptances which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER
Each Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

CURRENCY TRANSACTIONS
Although the Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Sub-Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Sub-Advisor believes that the value of the krone will decline against the U.S. dollar, the Sub-Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

DEALER (OVER-THE-COUNTER) OPTIONS
Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the U.S. Securities and Exchange Commission (the "SEC") has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

EXPOSURE TO FOREIGN MARKETS
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds' interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Funds' net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures.

Each Fund may invest in issuers domiciled in "emerging markets," those countries determined by the Sub-Advisor to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Sub-Advisor will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometime defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of the Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts which are converted from the foreign currency to the investor's currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

FOREIGN FUTURES AND OPTIONS
Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

ILLIQUID SECURITIES
A Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Sub-Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Sub-Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds expect to invest in a number of underlying funds. A Fund and any "affiliated persons" of that Fund, as defined in the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding shares of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying funds, each Fund's ability to invest fully in shares of those funds is restricted, and the Sub-Advisor must then, in some instances, select alternative investments that would not have been its first preference.

The Funds' investments in an underlying portfolio of mutual funds and closed-end funds involve certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment Advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

EXCHANGE TRADED FUNDS ("ETFs"). ETFs are shares of other investment companies which can be traded on an exchange but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

The Funds may purchase shares of other investment companies to the extent consistent with applicable law and each Fund's investment limitations. ETFs, like other investment companies, typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of ETFs results in the layering of expenses, such that Fund shareholders would indirectly bear a proportionate share of any ETFs' operating expenses.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including: market risk (the risk of fluctuating stock prices in general), asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include: the risk that ETFs may trade at a discount from their NAV and the risk that the ETFs may not be liquid.

ETFs may operate as open-end investment companies, closed-end investment companies or unit investment trusts.

OPEN-END INVESTMENT COMPANIES. The 1940 Act provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities which, together with other such securities, may not exceed 15% of the Amerigo Fund's assets and 10% of the Clermont Fund's assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Funds may hold securities distributed by an underlying fund until the Sub-Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their Sub-Advisor. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

CLOSED-END INVESTMENT COMPANIES. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the

Nasdaq Stock Market and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Sub-Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

LENDING OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33alpha% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Sub-Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS
Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on the Sub-Advisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A Fund will set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MATURITY OF DEBT SECURITIES
The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

MORTGAGE PASS-THROUGH SECURITIES
Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

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The principal governmental guarantor of mortgage pass-through securities is
GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Association ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Funds may buy call options and write (sell) put options on securities, and may buy put options and write call options on securities for the purpose of realizing a Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Funds may purchase and write put and call options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined

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

in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices, which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

REAL ESTATE INVESTMENT TRUSTS
The Funds may invest in real estate investment trusts ("REITs"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Funds may use reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Funds may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Funds may also engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, the Funds may make a short sale when a Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.

Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Sub-Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Sub-Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Sub-Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES
Each Fund may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Sub-Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WARRANTS
Each Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS
The Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds.

Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33alpha% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceed 5% of its total assets.

2. Make loans if, as a result, more than 33alpha% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Advisor and the Trustees, the Sub-Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Sub-Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Sub-Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Sub-Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets the Sub-Advisor manages in such manner as the Sub-Advisor deems equitable. The main factors considered by the Sub-Advisor in making such allocations among the Funds and other client accounts of the Sub-Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Sub-Advisor effects transactions with those brokers and dealers who the Sub-Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Sub-Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Sub-Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Sub-Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Sub-Advisor to cause the Funds to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Sub-Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Sub-Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Sub-Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Sub-Advisor from brokers and dealers may not in all cases benefit the Funds directly. For example, such information and services received by the Sub-Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Sub-Advisor in the management of other accounts of the Sub-Advisor, including another Fund of the Trust and other investment companies advised by the Sub-Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Sub-Advisor and thereby reduce the Susb-Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Sub-Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 37 Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Funds of the Rydex Series Funds and the Rydex Dynamic Funds, that are described in a separate prospectus and SAI. In total the Rydex Family of Funds is comprised of 87 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (61)

     Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Trustees and President of Rydex ETF Trust, a registered mutual fund, 2002 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment advisor, 1993 to present; Chairman, President, and Treasurer of Rydex Capital Partners I, LLC, investment advisor, 2002 to present; Chairman, President and Treasurer of Rydex Capital Partners II, LLC, investment advisor, 2002 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Fund Services, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment advisor, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment advisor, 1985 to 1993.

----------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

COREY A. COLEHOUR (57)

     Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (62)

     Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (63)

     Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (60)

     Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (58)

     Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.

BOARD STANDING COMMITTEES. The Board has established the following standing committee:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS. As discussed in the sections of this SAI entitled "Advisor" and "Sub-Advisor" below, the Board's continuance of the investment advisory agreement and the investment sub-advisory agreement (collectively, the "investment advisory agreements") must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisor's investment advisory agreement for the upcoming year. In addition, this year the Board of Trustees called and held a separate meeting for the purpose of deciding whether to approve the Sub-Advisor's investment sub-advisory agreement for the upcoming year. In preparation for the meetings, the Board requested and reviewed a wide variety of information from the Advisor and the Sub-Advisor, as applicable. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew and/or approve the investment advisory agreements.

INVESTMENT ADVISORY AGREEMENT

At a meeting dated August 26, 2002, the Board discussed the renewal of the Advisor's investment advisory agreement. Before the meeting, the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Advisor charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisor's profitability from its Fund-related operations; (h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; (j) the Advisor's reputation, expertise and resources in domestic financial markets; and (k) the performance of the Trust's other Funds compared with similar mutual funds.

Representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Funds; and
(c) agreed to renew the investment advisory agreement for another year.

INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting dated February 14, 2003, the Board discussed the initial approval of the Sub-Advisor's investment sub-advisory agreement with the Advisor. Before the meeting, the Board requested and received written materials from the Advisor and the Sub-Advisor, as applicable, about: (a) the quality of the Sub-Advisor's investment management and other services; (b) the Sub-Advisor's investment management personnel; (c) the Advisor's and Sub-Advisor's operations and financial condition; (d) the Sub-Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the fees that the Advisor pays the Sub-Advisor for providing day-to-day investment management to the Funds; (f) the Sub-Advisor's compliance systems; (g) the Sub-Advisor's policies on and compliance procedures for personal securities transactions; and
(h) the Sub-Advisor's reputation, expertise and resources in domestic financial markets.

Representatives from the Advisor and the Sub-Advisor presented oral and written information to the Board relating to the Sub-Advisor and other aspects of the investment sub-advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's and Sub-Advisor's oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the investment sub-advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that the terms of the investment sub-advisory agreement are fair and reasonable; (b) concluded that the fees to be paid to the Sub-Advisor by the Advisor are reasonable in light of the services that the Sub-Advisor provides to the Advisor and the Funds; and (c) agreed to approve the investment sub-advisory agreement for an initial two-year period.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                        DOLLAR RANGE OF FUND SHARES
                        (AMERIGO AND CLERMONT FUNDS   AGGREGATE DOLLAR RANGE OF SHARES IN ALL
NAME                               ONLY)*                RYDEX FUNDS OVERSEEN BY TRUSTEE**
---------------------   ---------------------------   ---------------------------------------
Albert P. Viragh, Jr.               n/a                          [over $100,000]
Corey A. Colehour                   n/a                                [$0]
J. Kenneth Dalton                   n/a                                [$0]
John O. Demaret                     n/a                          [over $100,000]
Patrick T. McCarville               n/a                         [$50,001-$100,000]
Roger Somers                        n/a                            [$1-$10,000]

*    The Funds were not offered for sale as of December 31, 2002.
**   Valuation date is December 31, 2002.

BOARD COMPENSATION - The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended December 31, 2002, is set forth in the table below:

                                                     PENSION OR                              TOTAL
                                    AGGREGATE    RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                                  COMPENSATION    ACCRUED AS PART OF    BENEFITS UPON       FROM FUND
NAME OF PERSON, POSITION           FROM TRUST      TRUST'S EXPENSES       RETIREMENT        COMPLEX*
------------------------------    ------------   -------------------   ----------------   ------------
Albert P. Viragh, Jr.,
Chairman of the Board               $      0             $  0                $  0            $       0
Corey A. Colehour, Trustee          $  8,500             $  0                $  0            $  44,000
J. Kenneth Dalton, Trustee          $  8,500             $  0                $  0            $  44,000
Roger Somers, Trustee               $  8,500             $  0                $  0            $  44,000
John O. Demaret, Trustee            $  8,500             $  0                $  0            $  44,000
Patrick T. McCarville, Trustee      $  8,500             $  0                $  0            $  44,000

* Each member of the Board of Trustees also serves as a Trustee to the Rydex Series Funds, Rydex Dynamic Funds and Rydex ETF Trust.

TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

OFFICERS

ROBERT M. STEELE (44)

     Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Secretary and Vice President of Rydex ETF Trust, 2003 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 2000 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 2000 to present Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.

CARL G. VERBONCOEUR (50)

     Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President and Treasurer of Rydex ETF Trust, 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (32)

     Vice President of Rydex Series Funds, 1997 to present; Vice President of the Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2003 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to present; Chief Executive Officer, Rydex Capital Partners I, LLC, investment advisor, 19XX to present; Chief Executive Officer, Rydex Capital Partners II, LLC, investment advisor, 19XX to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. MOONEY (36)

     Assistant Secretary of Rydex Series Funds, 2000 to present; Assistant Secretary of the Rydex Variable Trust, 2000 to present; Assistant Secretary of Rydex ETF Trust, 2003 to present; Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Assistant Secretary of the Rydex Dynamic Funds, 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

THE ADVISORY AGREEMENT
Under an investment advisory agreement with the Advisor, dated August 11, 1998, the Advisor serves as the investment advisor for each series of the Trust. Pursuant to an amendment to the advisory agreement dated [February 14, 2003], the Advisor serves as investment advisor to the Funds and is responsible for the Funds' overall administration, subject to direction and control by the Trustees and the officers of the Trust. As of December 31, 2002, net assets under management of the Advisor and its affiliates were approximately $6.0 billion. Pursuant to the advisory agreement, the Trust pays the Advisor a fee of 0.90% at an annual rate based on the average daily net assets for each respective Fund.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor (defined below) and, when appropriate, evaluates any potential new asset managers for the Trust. The Advisor also ensures compliance with each Fund's investment policies and guidelines. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day- to-day management activities. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund's operating expenses as described in the prospectuses. The Advisor's office is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. was incorporated in the State of Maryland on July 5, 1994. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SUB-ADVISORY AGREEMENT
Under an investment sub-advisory agreement between the Advisor and Clarke Lanzen Skalla Investment Firm, Inc. ("CLS" or the "Sub-Advisor"), 4020 South 147th Street, Omaha, Nebraska, 68137, CLS serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund's portfolio. CLS has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989, and currently manages approximately $800 million in assets. The Sub-Advisor manages the day-to-day investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Trustees and the officers of the Trust. For its services as investment sub-adviser, CLS is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of [x.xx]% of each Fund's average daily net assets.

CLS is a wholly-owned subsidiary of Northstar Financial Services Group, LLC ("Northstar"), a Nevada limited liability company. Northstar is owned 50% by W. Patrick Clarke, the current President and Chief Executive Officer of CLS, and 50% by Michael Miola.

THE SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the daily net assets of the Funds. Under the service agreement, the Servicer provides the Trust and the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Funds under federal and state securities laws. The Servicer also maintains the shareholder account records for the Funds, disburses dividends and distributions payable by the Funds, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Funds; the Funds reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Funds under the service agreement.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $30 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $20 million of the average daily net assets, one-thirty third of one percent (0.03%) on the next $50 million of the average daily net assets, and one-fiftieth of one percent (0.02%) on the average daily net assets over $100 million. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as the distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.

DISTRIBUTION PLAN AND INVESTOR SERVICES PLAN
Each Fund has adopted a Distribution Plan and an Investor Services Plan. Under the Distribution Plan, the Distributor, or designated service providers determined by the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Investor Services Plan permits the payment of up to .25% of each Fund's assets attributable to the Distributor, or designated Service Providers, as compensation for providing investor services to owners of Contracts who, indirectly through insurance company separate accounts, invest in shares of the Funds ("Investors"). The investor services fee will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisors who allocate funds for investments in shares of the Funds on behalf of Investors ("Financial Advisors"); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Funds with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds' portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds' investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

COSTS AND EXPENSES
The Funds bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Funds pay an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund is valued at fair value.

PERFORMANCE INFORMATION

From time to time, a Fund may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by the Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for a Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Funds may be compared to various unmanaged indices.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Morningstar, Inc. and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the SEC ("SEC Rules"), the Fund's advertising performance must include total return quotes calculated according to the following formula:

                    P(1+T)POWER OF n = ERV

     Where:  P =    a hypothetical initial payment of $1,000;

             T =    average annual total return;

             n =    number of years (1, 5, or 10); and

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

PURCHASE AND REDEMPTION OF SHARES

SUSPENSION OF THE RIGHT OF REDEMPTION
Each Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of the Funds will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS
The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of each Fund will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance prospectus. You should consult with your tax advisor regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

SECTION 817(h) DIVERSIFICATION
Section 817(h) of the Code requires that the assets of the Funds be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. The Funds ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), the Funds will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. The Funds must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, Contracts may need to be modified to comply with them.

REGULATED INVESTMENT COMPANY STATUS
Each Fund intends to seek to qualify for, and elect to be treated as, a Regulated Investment Company ("RIC") under the Code. As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders.

Accordingly, a Fund must, among other requirements, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holding so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than US Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses. For purposes of the 90% gross income requirement above, foreign currency gains that are not directly related to the

Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% requirement test.

In addition, each Fund must distribute at least 90% of its investment company taxable income (generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders. In addition, in such case, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income. In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

FEDERAL EXCISE TAX
It is expected that the Funds will not be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated assets accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

OPTIONS AND OTHER COMPLEX SECURITIES
The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of the Fund's shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of such Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). The Sub-Advisor has adopted its own Code of Ethics (the "Sub-Advisor's Code") pursuant to Rule 17j-1, and the Sub-Advisor's Code applies to the personal investing activities of the Sub-Advisor's access persons. Rule 17j-1, the Code and the Sub-Advisor's Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code and the Sub-Advisor's Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code and the Sub-Advisor's Code are on file with the SEC, and are available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's Web site at www.rydexfunds.com or call 800.820.0888 or
301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

PricewaterhouseCoopers LLP is the auditor and the independent certified public accountant to the Trust and the Funds.

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Fund and keeps all necessary related accounts and records.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Certificate of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(a)(2) Declaration of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(b) By-Laws are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on June 17, 1998.

(c)            Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to Exhibit
               (d) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(d)(2) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated August 28, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post- Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(d)(3) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit (d)(3) of the Post-Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(d)(4) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated February 14, 2003 is filed herewith.

(d)(5) Form of Investment Sub-Advisory Agreement between PADCO Advisors II, Inc. and Clarke Lanzen Skalla Investment Firm, Inc. is filed herewith.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to Exhibit
               (e)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(2) Participation Agreement between the Registrant and PADCO Financial Services, Inc. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(e)(3) Investor Service Agreement and Plan are incorporated herein by reference to Exhibit (e)(3) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(4) Amendments to Investor Services Agreement and Plan between Registrant and PADCO Service Company, Inc. dated August 28, 2000 are incorporated herein by reference to Exhibit (e)(4) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(e)(5) Amendment to the Investor Service Agreement and Investor Services Plan between Registrant and Rydex Distributors, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit
               (e)(5) of the Post-Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(e)(6) Amendment to the Investor Services Plan and Investor Services Agreement between Registrant and Rydex Distributors, Inc. dated February 14, 2003 is filed herewith.

(f)            Not Applicable.

(g) Custodian Agreement between the Registrant and Star Bank, N.A. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit
               (h)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(2) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(3) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated August 28, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(h)(4) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated August 28, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(h)(5) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit (h)(5) of the Post-Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(h)(6) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit (h)(6) of the Post- Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(h)(7) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated February 14, 2003 is filed herewith.

(h)(8) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated February 14, 2003 is filed herewith.

(i)            Not Applicable.

(j)            Not Applicable.

(k)            Not Applicable.

(l)            Not Applicable.

(m)(1)         Distribution Plan, dated February 14, 2003, is filed herewith.

(n)            Not Applicable.

(o)            Not Applicable.

(p)(1) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated herein by reference to exhibit (p) of the Post-Effective Amendment No. 3 to this Registration Statement, filed on April 5, 2000.

(p)(2) Code of Ethics for Clarke Lanzen Skalla Investment Firm, Inc. is filed herewith.

(q)            Powers of Attorney for Albert P. Viragh, Jr., Carl G.
               Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not Applicable.

ITEM 25. INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

ADVISER
PADCO Advisors II, Inc., d/b/a Rydex Global Advisors, (the "Advisor") is the investment advisor for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Advisers Act.

The officers and directors of the Advisor, including information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, are as follows:

         NAME                            POSITION
         Albert P. Viragh, Jr.           Chairman and President
         Albert P. Viragh, Jr.           Treasurer
         (8/02-present) Joanna Mooney    Secretary
         (7/01-8/02) Amanda Viragh
         (8/02-present) Joanna Mooney    Assistant Treasurer
         (7/01-8/02) Amanda Viragh

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for shares of the Registrant, Advisor Class Shares and International Funds Shares of Rydex Series Funds, and shares of Rydex Dynamic Funds.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

NAME AND PRINCIPAL       POSITIONS AND OFFICES WITH            POSITIONS AND OFFICES
BUSINESS ADDRESS*        UNDERWRITER                           WITH REGISTRANT
------------------       --------------------------            ---------------------
Albert P. Viragh, Jr.    Chairman of the Board of Directors,   Chairman of the Board
                         President and Treasurer               of Trustees and President

Carl G. Verboncoeur      Vice President                        Vice President

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement (File No. 811-08821) be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 14th day of February, 2003
                                             Rydex Variable Trust

                                             By:
                                                 ----------------------
                                              Albert P. Viragh, Jr.
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                 TITLE                                 DATE
---------                                 -----                                 ----
----------------------------------        Chairman of the Board of Trustees,    February 14, 2003
Albert P. Viragh, Jr.                     Principal Executive Officer, and
                                          President

             *                            Member of the Board of Trustees       February 14, 2003
----------------------------------
Corey A. Colehour

             *                            Member of the Board of Trustees       February 14, 2003
----------------------------------
J. Kenneth Dalton

             *                            Member of the Board of Trustees       February 14, 2003
----------------------------------
 John O. Demaret

             *                            Member of the Board of Trustees       February 14, 2003
----------------------------------
 Roger Somers

             *                            Member of the Board of Trustees       February 14, 2003
----------------------------------
Patrick T. McCarville

----------------------------------        Vice President and Treasurer          February 14, 2003
Carl G. Verboncoeur

----------
Albert P. Viragh, Jr., Attorney in Fact
Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

                                  EXHIBIT INDEX

ITEM 23. EXHIBITS

(a)(1) Certificate of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(a)(2) Declaration of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(b) By-Laws are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on June 17, 1998.

(c)            Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to Exhibit
               (d) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(d)(2) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated August 28, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post- Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(d)(3) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit (d)(3) of the Post-Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(d)(4) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated February 14, 2003 is filed herewith.

(d)(5) Form of Investment Sub-Advisory Agreement between PADCO Advisors II, Inc. and Clarke Lanzen Skalla Investment Firm, Inc. is filed herewith.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to Exhibit
               (e)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(2) Participation Agreement between the Registrant and PADCO Financial Services, Inc. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(e)(3) Investor Service Agreement and Plan are incorporated herein by reference to Exhibit (e)(3) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(4) Amendments to Investor Services Agreement and Plan between Registrant and PADCO Service Company, Inc. dated August 28, 2000 are incorporated herein by reference to Exhibit (e)(4) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(e)(5) Amendment to the Investor Service Agreement and Investor Services Plan between Registrant and Rydex Distributors, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit
               (e)(5) of the Post-Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(e)(6) Amendment to the Investor Services Plan and Investor Services Agreement between Registrant and Rydex Distributors, Inc. dated February 14, 2003 is filed herewith.

(f)            Not Applicable.

(g) Custodian Agreement between the Registrant and Star Bank, N.A. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit
               (h)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(2) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(3) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated August 28, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(h)(4) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated August 28, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.

(h)(5) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit (h)(5) of the Post-Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(h)(6) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated November 18, 2002 is incorporated herein by reference to Exhibit (h)(6) of the Post- Effective Amendment No. 11 to this Registration Statement, filed on November 26, 2002.

(h)(7) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated February 14, 2003 is filed herewith.

(h)(8) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated February 14, 2003 is filed herewith.

(i)            Not Applicable.

(j)            Not Applicable.

(k)            Not Applicable.

(l)            Not Applicable.

(m)(1)         Distribution Plan, dated February 14, 2003, is filed herewith.

(n)            Not Applicable.

(o)            Not Applicable.

(p)(1) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated herein by reference to exhibit (p) of the Post-Effective Amendment No. 3 to this Registration Statement, filed on April 5, 2000.

(p)(2) Code of Ethics for Clarke Lanzen Skalla Investment Firm, Inc. is filed herewith.

(q)            Powers of Attorney for Albert P. Viragh, Jr., Carl G.
               Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 6 to this Registration Statement, filed on April 19, 2001.
                                       40